Offerings - Offering: 1	Sep. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	15,500,000
Proposed Maximum Offering Price per Unit	2.63
Maximum Aggregate Offering Price	$ 40,765,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,629.65
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall be deemed to cover any additional shares of Class A common stock, par value $0.001 per share (the "Common Stock") of Petco Health and Wellness Company, Inc. that may be issued pursuant to the Petco Health and Wellness Company, Inc. 2021 Equity Incentive Plan (as amended, the "Plan") as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged. The price per share with respect to shares of Class A Common Stock issuable under the Plan was calculated in accordance with Rule 457(c) and (h) of the Securities Act for purposes of calculating the registration fee based on the average of the high and low price of the Class A Common Stock on September 1, 2026.